       As filed with the Securities and Exchange Commission on February 26, 2004

                                                      Registration No. 333-88972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 3

     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                100 Summit Drive
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (914) 773-0708

                          James D. Gallagher, President
              The Manufacturers Life Insurance Company of New York
                                100 Summit Drive
                               Valhalla, NY 10595
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
                        1025 Thomas Jefferson Street, NW
                              Washington, DC 20007

It is proposed that this filing will become effective (check the appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on May 1, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                       INFORMATION REQUIRED IN PROSPECTUS

PROSPECTUS

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT B

                              VENTURE VUL PROTECTOR
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes Venture VUL, a flexible premium variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company of New York (the "Company", "Manulife New York," "we" or "us").

The Policy is designed to provide lifetime insurance protection together with flexibility as to:

         -        the timing and amount of premium payments,

         -        the investments underlying the Policy Value, and

         -        the amount of insurance coverage.

This flexibility allows you, the policyowner, to pay premiums and adjust insurance coverage in light of your current financial circumstances and insurance needs.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of The Manufacturers Life Insurance Company of New York Separate Account B (the "Separate Account"). The assets of each sub-account will be used to purchase Series I shares (formerly referred to as ("Class A shares") of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios in which you may invest net premiums. Other sub-accounts and portfolios may be added in the future.

BECAUSE OF THE SUBSTANTIAL NATURE OF SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT-TERM INVESTMENT PURPOSES. ALSO, PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


           HOME OFFICE:                       SERVICE OFFICE MAILING ADDRESS:


 The Manufacturers Life Insurance            The Manufacturers Life Insurance
         Company of New York                       Company of New York
     100 Summit Lake Drive                 P.O. Box 633, Niagara Square Station
         Second Floor                          Buffalo, New York 14201-0633
   Valhalla, New York 10595                      TELEPHONE: 1-888-267-7784


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004



NYProtector 5/2004

                                Table of Contents



RISKS/BENEFITS SUMMARY .............................................................................    5
FEE TABLE ..........................................................................................    5
POLICY SUMMARY .....................................................................................    7
   General .........................................................................................    7
   Death Benefits ..................................................................................    7
   Return of Premium Rider .........................................................................    7
   Premiums ........................................................................................    7
   Policy Value ....................................................................................    7
   Policy Loans ....................................................................................    7
   Surrender and Partial Withdrawals ...............................................................    7
   Lapse and Reinstatement .........................................................................    7
   Charges and Deductions ..........................................................................    8
   Investment Options and Investment Advisers ......................................................    8
   Investment Management Fees and Expenses .........................................................    8
   Table of Investment Options and Investment Advisers .............................................    8
GENERAL INFORMATION ABOUT MANULIFE NEW YORK, RATINGS, THE SEPARATE ACCOUNT AND THE TRUST ...........   10
   Manulife New York ...............................................................................   10
   The Separate Account ............................................................................   10
   The Trust .......................................................................................   11
   Investment Objectives of the Portfolios .........................................................   11
ISSUING A POLICY ...................................................................................   15
   Requirements ....................................................................................   15
   Temporary Insurance Agreement ...................................................................   16
   Right to Examine the Policy .....................................................................   16
   Life Insurance Qualification ....................................................................   17
DEATH BENEFITS .....................................................................................   17
   Death Benefit Options ...........................................................................   17
   Changing the Death Benefit Option ...............................................................   17
   Changing the Face Amount ........................................................................   18
PREMIUM PAYMENTS ...................................................................................   19
   Initial Premiums ................................................................................   19
   Subsequent Premiums .............................................................................   19
   Maximum Premium Limitation ......................................................................   19
   Premium Allocation ..............................................................................   19
CHARGES AND DEDUCTIONS .............................................................................   19
   Premium Charge ..................................................................................   19
   Surrender Charges ...............................................................................   19
   Monthly Charges .................................................................................   21
   Charges for Transfers ...........................................................................   22
   Investment Management Fees and Expenses .........................................................   23
   Reduction in Charges ............................................................................   23
   Special Provisions for Exchanges ................................................................   23
   Company Tax Considerations ......................................................................   23
POLICY VALUE .......................................................................................   23
   Determination of the Policy Value ...............................................................   23
   Units and Unit Values ...........................................................................   23
   Transfers of Policy Value .......................................................................   24
POLICY LOANS .......................................................................................   25
   Effect of Policy Loans ..........................................................................   26
   Interest Charged on Policy Loans ................................................................   26
   Loan Account ....................................................................................   26
POLICY SURRENDER AND PARTIAL WITHDRAWALS ...........................................................   26
   Policy Surrender ................................................................................   27
   Partial Withdrawals .............................................................................   27
LAPSE AND REINSTATEMENT ............................................................................   27
   Lapse ...........................................................................................   27
   No-Lapse Guarantee ..............................................................................   27
   Reinstatement ...................................................................................   28
   Termination .....................................................................................   28
THE GENERAL ACCOUNT ................................................................................   29
   Fixed Account ...................................................................................   29
OTHER PROVISIONS OF THE POLICY .....................................................................   30
   Return of Premium Death Benefit Rider ...........................................................   30
   Policyowner Rights ..............................................................................   30
   Beneficiary .....................................................................................   30
   Incontestability ................................................................................   31
   Misstatement of Age or Sex ......................................................................   31
   Suicide Exclusion ...............................................................................   31
   Supplementary Benefits ..........................................................................   31
   Tax Treatment of the Policy .....................................................................   31
   Life Insurance Qualification ....................................................................   31
   Tax Treatment of Policy Benefits ................................................................   33
   Alternative Minimum Tax .........................................................................   36
   Income Tax Reporting ............................................................................   36
OTHER INFORMATION ..................................................................................   36
   Payment of Proceeds .............................................................................   36
   Reports to Policyowners .........................................................................   36
   Distribution of the Policies ....................................................................   36
   Responsibilities Assumed by Manulife New York, Manulife USA and Manulife Financial Securities ...   37
   Voting Rights ...................................................................................   37
   Substitution of Portfolio Shares ................................................................   37
   Records and Accounts ............................................................................   37
   State Regulations ...............................................................................   38
   Litigation ......................................................................................   38
   Further Information .............................................................................   38
   Financial Statements ............................................................................   38
APPENDIX A: DEFINITIONS ............................................................................  A-1
APPENDIX B: ILLUSTRATIONS ..........................................................................  B-1


This prospectus does not constitute an offering in any jurisdiction where it would not be lawful. You should rely on the information contained in this prospectus, the prospectus of the Trust, or the statement of additional information of the Trust. We have not authorized anyone to provide you with information that is different.

The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.


Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

RISKS/BENEFITS SUMMARY

BENEFITS

Some of the benefits of purchasing the Policy are described below.

DEATH BENEFIT PROTECTION. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the Policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to Policy Value. You may borrow against your Policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations to partial withdrawals, details of which may be found in this prospectus under "Policy Surrender and Partial Withdrawals."

TAX DEFERRED ACCUMULATION. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

INVESTMENT OPTIONS. In addition to the Fixed Account, the Policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the Manufacturers Investment Trust prospectus that accompanies this prospectus.

FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options, additional lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.




RISKS

         Some of the risks of purchasing the Policy are described below.

FLUCTUATING INVESTMENT PERFORMANCE. Policy Values invested in a sub-account are not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the Manufacturers Investment Trust prospectus which is accompanies this prospectus. You should review this prospectus carefully before allocating Policy Value to any sub-accounts.

UNSUITABLE FOR SHORT-TERM INVESTMENT. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.

POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if excessive policy loans are taken. A Policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the Policy may be treated as ordinary income subject to tax.

DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your Policy in the first 10 years from the purchase of the Policy. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the Policy is surrendered.

ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

FEE TABLE

The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value between investment options.

                                                       TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------------------
                                WHEN CHARGE IS
           CHARGE                  DEDUCTED                                       AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE Imposed   Upon receipt of   10% of each premium paid during the first 5 Policy Years*
on Premium (Load)              premium
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SURRENDER CHARGE       Upon              The maximum Surrender Charge for any Policy per $1000 of Face Amount is $56.50.
(Load)                         withdrawal,
                               surrender or      A Surrender Charge is applicable for 10 Policy Years from the Policy Date or an
                               Policy lapse      increase in Face Amount and is based on the Face Amount of the Policy.
----------------------------------------------------------------------------------------------------------------------------------
TRANSFER FEES                  Upon transfer     $25 (only applies to transfers in excess of 12 in a Policy Year)
----------------------------------------------------------------------------------------------------------------------------------



*        2% thereafter (on a non-guaranteed basis in the State of New Jersey)


The next table described the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the Policy, not including fees and expenses of the portfolios of Manufacturers Investment Trust, the underlying variable investment options for your Policy.


                                   ANNUAL CHARGES OTHER THAN THOSE OF THE TRUST PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
                                WHEN CHARGE IS
           CHARGE                  DEDUCTED                                       AMOUNT DEDUCTED#
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE*                 Monthly       Minimum and Maximum Charge              The  possible   range  of  the  cost  of
                                                                                         insurance  is  from  $0.00  to  $8.33  per
                                                                                         $1,000 of the net amount at risk.
                                                 ----------------------------------------------------------------------------------
                                                 Charge for a Representative             $0.40 per $1,000 of the net amount at risk
                                                 Policyowner (a 55 year old
                                                 preferred non-smoking male)
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE                  Monthly       Minimum and Maximum Charge              The possible range of the cost of
(CONTRACTS WITH OPTIONAL                                                                 insurance is from $0.00 to $8.33 per
RETURN OF PREMIUM DEATH                                                                  $1,000 of the net amount at risk.
BENEFIT RIDER*)                                  ----------------------------------------------------------------------------------
                                                 Charge for a Representative             $0.40 per $1,000 of the net amount at risk
                                                 Policyowner (a 55 year old preferred
                                                 non-smoking male)
-----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK         Monthly       In Policy Years 1-15 the charge is 0.10% monthly (1.20% annually)**
FEES
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE FEES                Monthly       $15 per Policy Month in each Policy Year
-----------------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST RATE (NET)           Annually      1.25%***
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONAL EXTENDED NO LAPSE         Monthly       Minimum and Maximum Charge              The possible range of the cost of
GUARANTEE                                                                                guarantee is from $___ to $___ per
                                                                                         $1,000 of ____________.
                                                 ----------------------------------------------------------------------------------
                                                 Charge for a Representative             $___ per $1,000 of the _________
                                                 Policyowner (a 55 year old preferred
                                                 non-smoking male)
-----------------------------------------------------------------------------------------------------------------------------------



* The cost of insurance (including the charge for the Return of Premium Rider) varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular Policyowner will pay. Information regarding your individual cost of insurance charges may be found in your Policy.



**       Thereafter the charge is 0.03% monthly (0.30% annually).



***      First 10 Policy Years. 0% Policy Years 11 and after on a current basis.



****     All figures are rounded to two decimal places.


The next table described the fees and expenses of the portfolios of Manufacturers Investment Trusts that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios. More detail concerning each portfolio's fees and expenses is contained in the prospectus for Manufacturers Investment Trust.

  ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS OF MANUFACTURERS INVESTMENT TRUST
               (Expenses that are Deducted from Portfolio Assets)



------------------------------------------------------------------------------------------------------------------------
CHARGE                                                                                         MINIMUM          MAXIMUM
------------------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including advisory fees,                      0.550%          1.570%
 Rule 12b-1 fees and Other Expenses
------------------------------------------------------------------------------------------------------------------------


POLICY SUMMARY

GENERAL

We have prepared the following summary as a general description of the most important features of the Policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage.

DEATH BENEFITS

There are two death benefit options. Under Option 1 the death benefit is the FACE AMOUNT OF THE POLICY at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the FACE AMOUNT PLUS THE POLICY VALUE OF THE POLICY at the date of death or, if greater, the Minimum Death Benefit. You may change the death benefit option and increase or decrease the Face Amount.

RETURN OF PREMIUM RIDER

The Policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the life insured after the Company receives due proof of death. The Return of Premium Death benefit is calculated as follows:

The return of premium rider death benefit is equal to the initial premium. Any subsequent premiums will increase the death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduce to less than zero.) The No Lapse Guarantee provisions of the Policy apply to the Return of Premium Rider Death Benefit for the first two Policy Years only.

PREMIUMS

You may pay premiums at any time and in any amount, subject to certain limitations as described under "Premium Payments - Subsequent Premiums." Net Premiums will be allocated, according to your instructions and at our discretion, to one or more of our general account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the accounts.

POLICY VALUE

The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which you have allocated premiums.

POLICY LOANS

You may borrow an amount not to exceed 90% of your Policy's Net Cash Surrender Value. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding Policy Debt from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS

You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding Monthly Deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT

Unless the No-Lapse Guarantee Cumulative Premium Test has been met, a Policy will lapse (and terminate without value) when its Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without your having made an adequate payment.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A policyowner may reinstate a lapsed Policy at any time within the five year period following lapse provided the Policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS

We assess certain charges and deductions in connection with the Policy. These include:

                  charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses and supplementary benefits, if applicable,

         -        charges deducted from premiums paid, and

         -        charges assessed on surrender or lapse.

These charges are summarized in the Table of Charges and Deductions. We may allow you to request that the sum of all charges assessed monthly for mortality and expense risks, cost of insurance and administration expenses be deducted from the Fixed Account or one or more of the sub-accounts of the Separate Account.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS

You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of our Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust.

The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Trust also employs subadvisers. The Table of Investment Options and Investment Advisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

INVESTMENT MANAGEMENT FEES AND EXPENSES

Each sub-account of the Separate Account purchases Series I shares (formerly referred to as "Class A shares") of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT ADVISERS

The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours.


---------------------------------------------------------------------------------------------------------------
Subadviser                                                                           Portfolio
---------------------------------------------------------------------------------------------------------------
Capital Research Management Company                                 American Growth Trust
(Adviser to the American Fund Insurance Series)(D)                  American International Trust
                                                                    American Blue Chip Income and Growth Trust
                                                                    American Growth-Income Trust
---------------------------------------------------------------------------------------------------------------
A I M Capital Management, Inc.                                      All Cap Growth Trust
                                                                    Aggressive Growth Trust
                                                                    Mid Cap Core Trust
---------------------------------------------------------------------------------------------------------------
Capital Guardian Trust Company                                      Small Company Blend Trust
                                                                    U.S. Large Cap Trust
                                                                    Income & Value Trust
                                                                    Diversified Bond Trust
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Subadviser                                                                             Portfolio
---------------------------------------------------------------------------------------------------------------
Davis Advisors                                                      Financial Services Trust
                                                                    Fundamental Value Trust
---------------------------------------------------------------------------------------------------------------
Deutsche Asset Management, Inc.                                     Real Estate Securities Trust
                                                                    Dynamic Growth Trust
                                                                    All Cap Core Trust
                                                                    Lifestyle Trusts(A)
---------------------------------------------------------------------------------------------------------------
Deutsche Asset Management Investment Services Ltd.                  International Stock Trust
---------------------------------------------------------------------------------------------------------------
Fidelity Management & Research Company                              Strategic Opportunities Trust
                                                                    Large Cap Growth Trust
                                                                    Overseas Trust
---------------------------------------------------------------------------------------------------------------
Franklin Advisers, Inc.                                             Emerging Small Company Trust
---------------------------------------------------------------------------------------------------------------
Jennison Associates LLC                                             Capital Appreciation Trust
---------------------------------------------------------------------------------------------------------------
Lord, Abbett & Co                                                   Mid Cap Value Trust
                                                                    All Cap Value Trust
---------------------------------------------------------------------------------------------------------------
Mercury Advisors(C)                                                 Large Cap Value Trust
---------------------------------------------------------------------------------------------------------------
MFC Global Investment Management (U.S.A.) Limited                   Pacific Rim Emerging Markets Trust
                                                                    Quantitative Equity Trust
                                                                    Quantitative Mid Cap Trust
                                                                    Quantitative All Cap Trust
                                                                    Emerging Growth Trust
                                                                    Money Market Trust
                                                                    Index Trusts
                                                                    Lifestyle Trusts(A)
                                                                    Balanced Trust
---------------------------------------------------------------------------------------------------------------
Massachusetts Financial Services Company                            Strategic Growth Trust
                                                                    Strategic Value Trust
                                                                    Utilities Trust
---------------------------------------------------------------------------------------------------------------
Munder Capital Management                                           Small Cap Opportunities Trust
---------------------------------------------------------------------------------------------------------------
Pacific Investment Management Company                               Global Bond Trust
                                                                    Total Return Trust
                                                                    Real Return Bond Trust
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Asset Management Inc                               U.S. Government Securities Trust
                                                                    Strategic Bond Trust
                                                                    Special Value Trust
                                                                    High Yield Trust
---------------------------------------------------------------------------------------------------------------
T. Rowe Price Associates, Inc                                       Science & Technology Trust
                                                                    Small Company Value Trust
                                                                    Health Sciences Trust
                                                                    Blue Chip Growth Trust
                                                                    Equity-Income Trust
---------------------------------------------------------------------------------------------------------------
Templeton Global Advisors Limited                                   Global Equity Trust
---------------------------------------------------------------------------------------------------------------
Templeton Investment Counsel, Inc.                                  International Value Trust
                                                                    International Small Cap Trust
---------------------------------------------------------------------------------------------------------------
UBS Global Asset Management                                         Global Allocation Trust
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Subadviser                                                                           Portfolio
---------------------------------------------------------------------------------------------------------------
Wellington Management Company, LLP                                  Growth & Income Trust
                                                                    Investment Quality Bond Trust
                                                                    Mid Cap Stock Trust
                                                                    Natural Resources Trust
---------------------------------------------------------------------------------------------------------------
Van Kampen(B)                                                       Value Trust
---------------------------------------------------------------------------------------------------------------



(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.



(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen." MSIM also does business under the name "Miller Anderson." Prior to May 1, 2003, Miller Anderson was named as the subadviser to the Value Trust.



(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."



(D) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").


GENERAL INFORMATION ABOUT MANULIFE NEW YORK, RATINGS, THE SEPARATE ACCOUNT AND THE TRUST

MANULIFE NEW YORK

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A ++ A.M. Best

         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA + Fitch

         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA + Standard & Poor's

         Very strong financial security characteristics; 2nd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor any guarantees provided by the contract and any applicable optional riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE SEPARATE ACCOUNT

We established the Separate Account on May 6, 1997, subject to approval by the Superintendent of Insurance of New York. The Separate Account holds assets that are segregated from all of our other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT

We are the legal owner of the assets in the Separate Account. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business we conduct. However, our obligations under the policies are part of our general corporate obligations.

REGISTRATION

The Separate Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manulife New York.

THE TRUST

Each sub-account of the Separate Account will only purchase Series I shares of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of .15% of a portfolio's Series I net assets. The Separate Account will purchase and redeem shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manulife New York to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by us or life insurance companies affiliated with us. We may also purchase shares through our general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of the Trust available under the Policies are as follows:


Trust Portfolios Investing in the American Fund Insurance Series



The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invest primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.



The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.



The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invest primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.



                                      * * *


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The EMERGING GROWTH TRUST seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The NATURAL RESOURCES TRUST seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.


The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.


The MID CAP CORE TRUST seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.



The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies of companies located anywhere in the world, including emerging markets.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.


The QUANTITATIVE ALL CAP TRUST to seek long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The U.S. LARGE CAP TRUST (formerly, U.S. Large Cap Value Trust) seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The STRATEGIC VALUE TRUST (formerly, Capital Opportunities Trust) seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.


The LARGE CAP VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL CAP OPPORTUNITIES TRUST seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The SPECIAL VALUE TRUST seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The GLOBAL ALLOCATION TRUST (formerly, Tactical Allocation Trust) seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The REAL RETURN BOND TRUST seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" and "Russell 2000(R) Growth" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to our satisfaction.

Policies may be issued on a basis which does not take into account the insured's sex, with prior approval from Manulife New York. A Policy will generally be issued only on the lives of insureds from ages 20 through 90.

Each Policy has a Policy Date, an Effective Date, an Issue Date, and a Maturity Date (See "Definitions" above).

The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date we become obligated under the Policy and when the first monthly deductions are deducted from the Policy Value. The Issue Date is the date from which Suicide and Incontestability are measured.

If an application is accompanied by a check for the initial premium and the application is accepted:

         (i) the Policy Date will be the date the application and check were received at the Service Office (unless a special Policy Date is requested (See "Backdating a Policy" below));

         (ii) the Effective Date will be the date our underwriters approve issuance of the Policy; and

         (iii)    the Issue Date will be the date we issue the Policy.

If an application accepted by Manulife New York is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

         (i) the Policy Date and the Effective Date will be the date we receive the check at our Service Office; and

         (ii)     the Issue Date will be the date we issue the Policy.

The initial premium must be received within 60 days after the Issue Date and the policyowner must be in good health on the date the initial premium is received. If the initial premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions unless such amount is first allocated to the Money Market portfolio for the duration of the Right to Examine period.

MINIMUM INITIAL FACE AMOUNT

Manulife New York will generally issue a Policy only if it has a Face Amount of at least $100,000.

BACKDATING A POLICY

Under limited circumstances, we may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than six months before the date of the application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a Policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

TEMPORARY INSURANCE AGREEMENT

In accordance with Manulife New York's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets our usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to our underwriting rules, and we reserve the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional risk rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund of the premium within 10 days after it is received. This ten day period is known as the "free look" period. The Policy can be mailed or delivered to the Manulife New York agent who sold it or to the Manulife New York Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manulife New York will refund any premium paid. Manulife New York reserves the right to delay the refund of any premium paid by check until the check has cleared. During the "Right to Examine the Policy Period," Policy Value will be allocated to the money market subaccount.

If the Policy is purchased in connection with a replacement of an existing policy (as defined below), the policyowner may also cancel the Policy by returning it to the Service Office or the Manulife New York agent who sold it at any time within 60 days after receipt of the Policy. Within 10 days of receipt of the Policy by Manulife New York, it will pay the policyowner the Policy Value, computed at the end of the valuation period during which the Policy is received by Manulife New York. In the case of a replacement of a policy issued by a New York insurance company, the policyowner may have the right to reinstate the prior policy. The policyowner should consult with his or her attorney or the Manulife New York agent regarding this matter prior to purchasing the new Policy.

Replacement of an existing life insurance policy generally is defined as the purchase of a new life insurance policy in connection with (a) the lapse, surrender or change of, or borrowing from, an existing life insurance policy or
(b) the assignment to a new issuer or an existing life insurance policy. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing life insurance policy. Therefore, a policyowner should consult with his or her attorney or Manulife New York agent regarding whether the purchase of a new life insurance policy is a replacement of an existing life insurance policy.

If you request an increase in face amount which results in new surrender charges, you will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. You may request a refund of all or any portion of premiums paid during the free look period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

LIFE INSURANCE QUALIFICATION

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, the policyowner must choose either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued. You should consult your registered representative for more information so you can select the test that best accomplishes your goals.

CASH VALUE ACCUMULATION TEST

Under the Cash Value Accumulation Test ("CVAT"), the Policy Value must be less than the Net Single Premium necessary to fund future Policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a Policy meets the CVAT, we will generally increase the death benefit, temporarily, to the required minimum amount. However, we reserve the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded.

GUIDELINE PREMIUM TEST

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

Changes to the Policy may affect the maximum amount of premiums, such as:

                  a change in the Policy's Face Amount.

         -        a change in the death benefit option.

         -        partial withdrawals.

         -        addition or deletion of supplementary benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, we may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for this test appear in the Policy.

DEATH BENEFITS

If the Policy is in force at the time of the death of the life insured, we will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and Manulife New York. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the life insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

There are two death benefit options, described below.

DEATH BENEFIT OPTION 1

Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2

Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

CHANGING THE DEATH BENEFIT OPTION

The death benefit option may be changed once each Policy Year after the first Policy Year. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. We reserve the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes. We will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this Prospectus, a policyowner may, upon written request, increase or decrease the Face Amount of the Policy. We reserve the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the policy month following the date we approve the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. We reserve the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than 90.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in face amount will usually result in the Policy being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in Face Amount. The premiums attributable to the new Face Amount will not exceed the surrender charge premium limit associated with that increase. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have a free look right with respect to any increase resulting in new surrender charges.

An additional premium may be required for a face amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

CHANGING BOTH THE FACE AMOUNT AND THE DEATH BENEFIT OPTION

If a policyowner requests to change both the Face Amount and the Death Benefit Option in the same month, the Death Benefit Option change shall be deemed to occur first.

DECREASE IN FACE AMOUNT

Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policyowner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date Manulife New York approves the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively. We will not allow a decrease in the Face Amount if it is for the reduction or termination of a prior Face Amount increase which has been in force for less than one year. Under no circumstances should the sum of all decreases cause the policy to fall below the minimum Face Amount of $100,000.

FACTORS THAT AFFECT THE DEATH BENEFIT

In the case of Death Benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Benefit Summary." These factors do not affect the Face Amount of the Policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the Policy does not lapse.

SURRENDER CHARGE ON DECREASE IN FACE AMOUNT

If the Face Amount of insurance is decreased, a pro-rata Surrender Charge will be deducted from the Policy Value. A decrease in Face Amount caused by a change from Death Benefit Option 1 to Option 2 will not incur a pro-rata Surrender Charge. Each time a pro-rata Surrender Charge is deducted for a Face Amount decrease, the remaining Surrender Charge will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the Face Amount decrease.

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by Manulife New York. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium.

On the later of the Effective Date or the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount until the Maturity Date, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. Manulife New York will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

We may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Code. We also reserve the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.


Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse. However, the Policy does have a No-Lapse Guarantee (as well as an Optional Extended No-Lapse Guarantee), which would prevent the Policy from lapsing during the guarantee period, provided certain criteria are met as described under "No-Lapse Guarantee."


All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at the Service Office. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

MAXIMUM PREMIUM LIMITATION

If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then current maximum premium limitations established by Federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, we will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

PREMIUM ALLOCATION

Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to Manulife New York is received at its Service Office.

CHARGES AND DEDUCTIONS

PREMIUM CHARGE

During the first 5 Policy Years, we deduct a premium charge from each premium payment equal to 10% of the premium paid. Thereafter, the premium charge is equal to 2.0% of the premium. The premium charge is paid to the Company and is designed to cover a portion of our acquisition and sales expenses and premium and federal DAC taxes.

SURRENDER CHARGES

The Company will deduct a Surrender Charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

         -        the Policy is surrendered for its Net Cash Surrender Value,

         - a partial withdrawal is made in excess of the Withdrawal Tier Amount (see below for a description of this amount)

         -        there is a decrease in Face Amount or

         -        the Policy lapses.

Unless otherwise allowed by the Company and specified by the policyowner, the surrender charge is deducted from the amount to be paid to the policyowner upon surrender or lapse of the Policy or if a partial withdrawal is made.

The surrender charge, together with a portion of the premium charge, is designed to compensate us for some of the expenses we incur in selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

SURRENDER CHARGE CALCULATION

The Surrender Charge is determined by the following formula (the calculation is also described in words below):

Surrender Charge = (Surrender Charge Rate) x (Face Amount associated with the
                      Surrender Charge / 1000) x (Grading Percentage)

DEFINITIONS OF THE FORMULA FACTORS ABOVE


Face Amount Associated with the Surrender Charge: The Face Amount associated with the Surrender Charge equals the Face Amount for which the Surrender Charge is being applied.



Surrender Charge Rate: (the calculation is also described in words below)


                  Surrender Charge Rate = (8.5) + ((80%) x (Surrender Charge
                                                               Premium))

The Surrender Charge Premium is the Surrender Charge Premium Limit specified in the Policy per $1,000 of Face Amount.


Grading Percentage: The grading percentages during the Surrender Charge Period and set forth in the table below apply to the initial Face Amount and to all subsequent Face Amount increases.


The grading percentage is based on the Policy Year in which the transaction causing the assessment of the charge occurs as set forth in the table below:


------------------------------------------------------------------------------------------
  Surrender             Surrender Charge          Surrender           Surrender Charge
Charge Period          Grading Percentage       Charge Period        Grading Percentage
------------------------------------------------------------------------------------------
      1                       100%                     7                     40%
------------------------------------------------------------------------------------------
      2                        90%                     8                     30%
------------------------------------------------------------------------------------------
      3                        80%                     9                     20%
------------------------------------------------------------------------------------------
      4                        70%                    10                     10%
------------------------------------------------------------------------------------------
      5                        60%                    11                      0%
------------------------------------------------------------------------------------------
      6                        50%
------------------------------------------------------------------------------------------


Within a Policy Year, grading percentages will be interpolated on a monthly basis. For example, if the policyowner surrenders the Policy during the fourth month of Policy Year 4, the grading percentage will be 67.5%.

FORMULAS DESCRIBED IN WORDS


Surrender Charge: The Surrender Charge is determined by multiplying the Surrender Charge Rate by the Face Amount associated with the Surrender Charge divided by 1000. The amount obtained is then multiplied by the Grading Percentage, a percent which starts at 100% and grades down each policy month to zero over a period not to exceed 10 years.



Surrender Charge Rate: The Surrender Charge Rate is equal to the sum of (a) plus
(b) where (a) equals 8.5 and (b) equals 80% times the Surrender Charge Premium.


ILLUSTRATION OF MAXIMUM SURRENDER CHARGE CALCULATION

Assumptions

         -        45-year-old male (standard risks and nonsmoker status).

         -        Policy issued 7 years ago.

         - $7,785 in premiums have been paid annually on the Policy over the 7 year period.

         -        Surrender Charge Premium for the Policy is $6.39.

         - Face Amount of the Policy at issue is $500,000 and no increases have occurred.

         - Policy is surrendered during the first month of the seventh policy year.

Maximum Surrender Charge

The maximum Surrender Charge to be assessed would be $2,723 determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

                  Surrender Charge Rate = (8.5) + ((80%) x (Surrender Charge
                                                                  Premium))

                        $13.61 = (8.5) + ((80%) x (6.39))

The Surrender Charge Rate is equal to $13.61.

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

Surrender Charge = (Surrender Charge Rate) x (Face Amount Associated with the
                      Surrender Charge / 1000) x (Grading Percentage)

                  $2,723 = (13.61) x ($500,000 / 1,000) x (40%)

The maximum Surrender Charge is equal to $2,723.

Depending upon the Face Amount of the Policy, the age of the insured at issue, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the Policy as at the date of the withdrawal. The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

SURRENDER CHARGE ON DECREASE IN FACE AMOUNT

If the Face Amount of insurance is decreased, a pro-rata Surrender Charge will be deducted from the Policy Value. A decrease in Face Amount caused by a change from Death Benefit Option 1 to Option 2 will not incur a pro-rata Surrender Charge. Each time a pro-rata Surrender Charge is deducted for a Face Amount decrease, the remaining Surrender Charge will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the Face Amount decrease.

MONTHLY CHARGES

On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the Maturity Date. If there is a Policy Debt under the Policy, loan interest and principal is payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These charges consist of:

         -        an administration charge;

         -        a charge for the cost of insurance;

         -        a mortality and expense risks charge;

         - if applicable, a charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by us and specified by the policyowner, the Monthly Deductions will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each bears to the Net Policy Value.

If the Policy is still in force on the Maturity Date, we will pay the policyowner the Net Cash Surrender Value as of the Maturity Date of the Policy.

ADMINISTRATION CHARGE

This charge will be equal to $15 per Policy Month each Policy Year. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

For Death Benefit Option 1, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

         (a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

         (b) is the Policy Value as of the first day of the Policy Month after the deduction of monthly cost of insurance.

For Death Benefit Option 2, the net amount at risk is equal to the Face Amount of insurance.

The rates for the cost of insurance are based upon the issue age, duration of coverage, sex, and Risk Classification of the life insured. These rates may be higher in early Policy Years due to recovery of initial acquisition costs.

Since the net amount of risk for Death Benefit Option 1 is based on a formula that includes as factors the death benefit and the Policy Value, the net amount at risk is affected by the investment performance of the underlyling investment options chosen, payment of premiums and charges assessed.

Cost of insurance rates will generally increase with the age of the life insured. The first year cost of insurance rate is guaranteed.

The cost of insurance rates reflect our expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the life insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Smoker Distinct Mortality tables. Current cost of insurance rates may be less than the guaranteed rates.

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge may apply to such Supplementary Benefits.

MORTALITY AND EXPENSE RISKS CHARGE

A monthly charge equal to a percentage of the value of the Investment Accounts is assessed against the Investment Accounts. This charge is paid to the Company and is designed to compensate us for the mortality and expense risks we assume under the Policy. The mortality risk assumed is that the life insured may live for a shorter period of time than we estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than we estimated. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:


------------------------------------------------------------------------------------------------
                             GUARANTEED MONTHLY MORTALITY            EQUIVALENT ANNUAL MORTALITY
POLICY YEAR                    AND EXPENSE RISKS CHARGE               AND EXPENSE RISKS CHARGE
------------------------------------------------------------------------------------------------
   1-15                                 0.1000%                                 1.20%
------------------------------------------------------------------------------------------------
    16+                                 0.0250%                                 0.30%
------------------------------------------------------------------------------------------------



CHARGES FOR TRANSFERS


A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge is paid to the Company and will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by us on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

INVESTMENT MANAGEMENT FEES AND EXPENSES

The investment management fees and expenses of the portfolios of Manufacturers Investment Trust, the underlying variable investment options for the Policy, are set forth in the prospectus for the Trust which is attached to this prospectus. These fees and expenses are also set forth above in the "Table of Investment Management Fees and Expenses."

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. We reserve the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. We may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

SPECIAL PROVISIONS FOR EXCHANGES

We will permit owners of certain fixed life insurance policies issued by Manulife New York to exchange their policies for the Policies described in this prospectus (and likewise, owners of Policies described in this Prospectus may also exchange their Policies for certain fixed policies issued by Manulife New
York). Policyowners considering an exchange should consult their tax advisors as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, we make no specific charge to the Separate Account for any Federal, state, or local taxes that we incur that may be attributable to the Separate Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Risk/Return Summary."

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us. For a detailed description of the Fixed Account, see "The General Account - Fixed Account."

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans - Loan Account."

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange on that day.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00 and $12.50 depending on sub-account. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the that sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

         (a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

         (b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. (Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Account.") Transfer requests must be in writing in a format satisfactory to Manulife New York, or by telephone if a currently valid transfer authorization form is on file.


None of the Trust portfolios which are investment options for the Policy are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with The Manufacturers Insurance Company of New York requires the insurance company to impose trading restrictions on its policyowners if requested by the Trust. In addition, the insurance company also has a policy to restrict transfers to two per month. This restriction is applied uniformly to all policyowners. The insurance company also reserves the right to take other actions to restrict trading as noted below.



     Actions that the insurance company may take to restrict trading include, but are not limited to:



         restricting the number of transfers made during a defined period,



         restricting the dollar amount of transfers,



         restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and restricting transfers into and out of certain subaccounts.



     Policyowners should note that while the Trust and the insurance company seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust and the insurance company will successfully impose restrictions on all Disruptive Short-Term Trading.



We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Transfers may also be delayed when any of the events described under items (i) through (iii) in "Payment of Proceeds" occur. Transfer privileges are also subject to any restrictions that may be imposed by the Trust. In addition, we reserve the right to defer the transfer privilege at any time when we are unable to purchase or redeem shares of the Trust.


While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:


         (a)      within eighteen months after the Issue Date; or



         (b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.


Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

TRANSFER CHARGES

A policyowner may make up to twelve transfers each Policy Year free of charge. Additional transfers in each Policy Year may be made at a cost of $25 per transfer. This charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.


Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.


TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, We will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company will offer policyowners a Dollar Cost Averaging ("DCA") program. Under DCA program, the policyowner will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program, although we reserve the right to institute a charge on 90 days' written notice to the policyholder. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policyowner will be so notified.

We reserve the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, we will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manulife New York otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, we reserve the right to institute a charge on 90 days' written notice to the policyowner.

We reserve the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

While this Policy is in force and has an available loan value, a policyowner may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits - Interest on Policy Loans After Ten Years" and "Tax Treatment of Policy Benefits - Policy Loan Interest."

MAXIMUM LOANABLE AMOUNT

The Maximum Loanable Amount is 90% of the Policy's Net Cash Surrender Value.

EFFECT OF POLICY LOANS

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a Policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%, subject to our reservation of the right to increase the rate as described under the heading "Tax Treatment of the Policy - Interest on Policy Loans After Year 10." If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

The Policy will go into default at any time the Policy Debt exceeds the Cash Surrender Value. At least 61 days prior to termination, we will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. (The Loan Interest Credited Differential is the difference between the rate of interest charged on a policy loan and the rate of interest credited to amounts in the Loan Account.) We may change the Current Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

For a Policy that is not a MEC, the tax consequences associated with a loan interest credited differential of 0% are unclear. A tax advisor should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which we consider to be most likely to result in the transaction being treated as a loan under Federal tax law.

LOAN ACCOUNT ADJUSTMENTS

On the first day of each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account, until the loan amount that was transferred from it is fully repaid; then to each Investment Account in the same proportion that the loan amount that was transferred from it bears to the value of the Loan Account. Amounts paid to Manulife New York not specifically designated in writing as loan repayments will be treated as premiums. However, when a portion of the Loan Account amount is allocated to the Fixed Account, we reserve the right to require that premium payments be applied as loan repayments.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which Manulife New York receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

A policyowner may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions - Surrender Charges."

Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $100,000.

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made and the death benefit equals the Face Amount, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charge. Otherwise, if the death benefit is the Minimum Death Benefit as described under "Death Benefit - Minimum Death Benefit," the Face Amount will be reduced by the amount, if any, by which the withdrawal plus the pro-rata Surrender Charge exceeds the difference between the death benefit and the Face Amount.

If Death Benefit Option 2 is in effect, partial withdrawals do not affect the Face Amount of a Policy.

When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

LAPSE AND REINSTATEMENT

LAPSE

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy - Tax Treatment of Policy Benefits - Surrender or Lapse." We will notify the policyowner of the default and will allow a 61 day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

NO-LAPSE GUARANTEE

As long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, we will guarantee that the Policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to fall to zero or below during such period.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if (i) the Face Amount of the Policy is changed, (ii) there is a Death Benefit Option change, (iii) there is a decrease in the Face Amount of insurance due to a partial withdrawal, (iv) a temporary Additional Rating is added (due to a Face Amount increase) or terminated or (v) there is any change in the supplementary benefits added to the Policy or in the risk classification of the life insured.

The No-Lapse Guarantee Period is described under "Definitions."

While the No-Lapse Guarantee is in effect, we will determine at the beginning of the Policy Month that your policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, we will notify the policyowner of that fact and allow a 61 day grace period in which the policyowner may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to the policyowner, will be equal to the lesser of:


         (a) the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or



         (b) the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.


If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals taken on or before the date of the test and less any policy debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the Policy Date to the date of the test.


OPTIONAL EXTENDED NO-LAPSE GUARANTEE



Subject to state approval, an optional rider may be added to the Policy that extends the No-Lapse Guarantee Period to the earlier of: (a) termination of the Policy or the rider, (b) subject to any applicable state limitations, the number of years selected by the Policyowner and (c) age 100 of the life insureds. (The rider may be terminated at any time but cannot be reinstated once terminated.) In order for the Extended No-Lapse Guarantee to be applicable, a Cumulative Premium Test must be satisfied. This test is described in the rider. The cost of the rider varies by issue age and Face Amount and a change in the Face Amount of the Policy may affect the cost of the rider.


DEATH DURING GRACE PERIOD

If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

REINSTATEMENT

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

         (a) The life insured's risk classification is standard or preferred, and

         (b)      The life insured's Attained Age is less than 46.

A policyowner can, by making a written request, reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

         (a) Evidence of the life insured's insurability, satisfactory to Manulife New York is provided to Manulife New York; and

         (b) A premium equal to the amount that was required during the 61 day grace period following default plus the next two Monthly Deductions must be paid to Manulife New York.

If the reinstatement is approved, the date of reinstatement will be the later of the date we approve the policyowner's request or the date the required payment is received at our Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated. Any Policy Debt not paid upon termination of a Policy will be reinstated if the Policy is reinstated.

MATURITY ADVANTAGE

See "Age 100 Advantage" below for information regarding lapse and reinstatement when this benefit is in effect.

TERMINATION

TERMINATION OF THE POLICY

Your Policy will terminate on the earliest of the following events:

         (a) the end of the grace period for which you have not paid the amount necessary to bring the Policy out of default;

         (b)      surrender of the Policy for its Net Cash Surrender Value; or

         (c)      the death of the life insured.

AGE 100 ADVANTAGE

If the Life Insured is alive on the Maturity Date, the Policy will be continue in force subject to the following unless the policyowner chooses to surrender the Policy for its Net Cash Surrender Value:

         (a) the Policy will be continued until the earlier of the death of the life insured or the date the policyowner surrenders the Policy

         (b) no additional premium payments will be accepted although loan repayments will be accepted;

         (c) no additional charges or deductions (as described under "Charges and Deductions") will be assessed;

         (d)      interest on any Policy Debt will continue to accrue;

         (e)      the policyowner may continue to take partial withdrawals; and

         (f) the policyowner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.

The Policy will go into default after the Maturity Date if the Policy Debt equals or exceeds the Policy Value. The Company will notify the policyowner of the default and will allow a 61 day grace period (from the date the Policy goes into default) in which the policyowner may make a payment of the loan interest which would then bring the Policy out of default. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

THE GENERAL ACCOUNT

The general account of Manulife New York consists of all assets owned by it other than those in the Separate Account and other separate accounts of Manulife New York. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manulife New York have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. Manulife New York will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

         (a)      the portion of the net premiums allocated to it; plus

         (b)      any amounts transferred to it; plus

         (c)      interest credited to it; less

         (d)      any charges deducted from it; less

         (e)      any partial withdrawals from it; less

         (f)      any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manulife New York guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

FLEXIBLE FACTORS

When determining the rate of interest to be used in crediting interest to the portion of the Policy Value in the Fixed Account, and any changes in that rate, we will consider the following factors: expected mortality and persistency experience; expected investment earnings; and expected operating expenses. We will consider the same factors when we determine the actual cost of insurance; the deductions from premiums for premium load; administrative charges; and whenever changes are made to any of these charges. We will not try to recover any losses in earlier years by increasing your charges in later years.

Adjustments to flexible factors will be by class and be determined by us from time to time based on future expectations for such factors. Any change will be determined in accordance with procedures and standards on file with the Superintendent of Insurance of the state of New York.

OTHER PROVISIONS OF THE POLICY


RETURN OF PREMIUM DEATH BENEFIT RIDER


The Policy may be issued with an optional Return of Premium Death Benefit rider if death benefit Option 1 is elected. This rider provides an additional death benefit payable upon the death of the insured after the Company receives due proof of death. The Return of Premium Death Benefit is calculated as flows:

The Return of Premium Rider death benefit is equal to initial premium. Any subsequent premiums will increase the rider death benefit at the time of the premium payment by the amount of the premium. Any partial withdrawal will reduce the death benefit at the time of withdrawal by an amount equal to the withdrawal plus any applicable Surrender Charge (except that the rider death benefit will not be reduce to less than zero).

Cessation of Increases. Increases in the Return of Premium Death Benefit coverage will cease at the earlier of:

         (a) the Policy Anniversary coincident with or next following the date we receive your written request for cessation of any further increases;

         (b) the beginning of the Policy Month coincident with or next following the date we approve your written request for a change to Death Benefit Option 2; or

         (c) the date as of which Monthly Deductions cease and no further premiums may be paid in determining the amount of the Return of Premium death benefit coverage.

Decreases in Coverage. The Return of Premium Death Benefit may be decreased if requested by the policyowner. The decrease will take effect at the beginning of the Policy Month on or next following the date Company approves the request. The Return of Premium Rider Death Benefit coverage will be reduced by the amount of the requested decreased. Decreases in the death benefit are not subject to pro-rata Surrender Charges.

Partial Withdrawals. If the Policyowner makes a written request for a partial withdrawal of net cash surrender value while this rider is in force, the Company will process the withdrawal so that it first reduces the amount of the Return of Premium Death Benefit coverage. Any withdrawals will be subject to a pro-rata surrender charge as described under "Charges and Deductions - Surrender Charges." In addition, the Face Amount will be reduced by the amount by which the withdrawal plus the Surrender Charge exceeds the amount of the Return of Premium Rider Death Benefit.

No Lapse Guarantee. The No Lapse Guarantee provisions of the Policy apply to the Return of Premium Rider Death Benefit for the first two Policy Years only.

POLICYOWNER RIGHTS

Unless otherwise restricted by a separate agreement, the policyowner may, until the earlier of life insured's death or when life insured reaches Attained Age 100:

                  Vary the premiums paid under the Policy.

                  Change the death benefit option.

                  Change the premium allocation for future premiums.

                  Transfer amounts between sub-accounts.

                  Take loans and/or partial withdrawals.

                  Surrender the contract.

                  Transfer ownership to a new owner.

                  Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

                  Change or revoke a contingent owner.

                  Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manulife New York will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manulife New York assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes
- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manulife New York in a form satisfactory to Manulife New York. The change will take effect as of the date such notice is signed. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, we will pay the insurance benefit as if the beneficiary had died before the life insured.

CONVERSION PRIVILEGE

You may convert your Policy, at any Policy Anniversary, to a fixed paid-up benefit, without evidence of insurability. The Death Benefit, Policy Value, other values based on the Policy Value and the Investment Account values will be determined as of the Business Day on which we receive the written request for conversion. The basis for determining the Policy Value will be the Commissioners 1980 Standard Ordinary Smoker or Non-Smoker Mortality Table and an interest rate of 4% per year. The Flexible Premium Variable Life coverage cannot be reinstated after the date of the conversion. After the date of the conversion, no further Monthly Deductions will be taken from Policy Value.

INCONTESTABILITY

Manulife New York will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount or the addition of a Supplementary Benefit, after such increase or addition which requires evidence of insurability has been in force during the lifetime of the life insured for two years. If a Policy has been reinstated and been in force during the lifetime of the life insured for less than two years from the reinstatement date, we can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex, or both, of the life insured in the Policy are incorrect, Manulife New York will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If the life insured dies by suicide within two years after the Issue Date, the Policy will terminate and we will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If the life insured dies by suicide within two years after an applied for increase in Face Amount takes effect, we will credit the amount of any Monthly Deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the life insured's death is by suicide, the Death Benefit for that increase will be limited to the Monthly Deductions taken for the increase.

We reserve the right to obtain evidence of the manner and cause of death of the life insured.

SUPPLEMENTARY BENEFITS


A death benefit guarantee supplementary benefit will be included as part of the policy when it is issued. Upon state approval of the Optional Extended No-Lapse Guarantee, for policies issued after such state approval, the death benefit guarantee supplementary benefit will no longer be included as part of the policy upon issuance. Subject to certain requirements, one or more supplementary benefits may also be added to a Policy, including those providing accidental death coverage, waiving monthly deductions upon disability, and, in the case of corporate-owned policies, permitting a change of the life insured( a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of Manulife New York. The cost, if any, for supplementary benefits will be deducted as part of the monthly deduction.


TAX TREATMENT OF THE POLICY

The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws nor of the current interpretations by the IRS. Manulife New York does not make any guarantee regarding the tax status of any Policy or any transaction regarding the Policies.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax advisor should be consulted for advice on the tax attributes of the particular arrangement.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Code, and thereby to enjoy the tax benefits of such a contract:

 The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

                  The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

                  The Policy must be a valid life insurance contract under applicable state law.

                  The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for Federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the Policy, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy that is issued on the basis of a standard rate class, we believe (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. We believe that the Separate Account will thus meet the diversification requirement, and we will monitor continued compliance with the requirement.

STATE LAW

A policy must qualify as a valid life insurance contract under New York State laws. State regulations require that the policyowner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for Federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance policies may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolios to which policyowners may allocate premium payments and policy values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury has stated it expects to issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes. We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, or an assignment of the Policy may have Federal income tax consequences. In addition, Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY

Investment in the Policy means:

                  the aggregate amount of any premiums or other consideration paid for a Policy; minus the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment Contract ("MEC"), to the extent such amount has been excluded from gross income, will be disregarded); plus

         - the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of surrender or lapse, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to IRS reporting requirements.

TREATMENT OF MATURITY BENEFITS AND EXTENSION OF MATURITY DATE

If the maturity date is extended past the year in which the insured attains age 100, the Company believes the Policy will continue to qualify as a life insurance policy for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that the policyowner would be viewed as constructively receiving the cash value in the year the insured attains age 100. If this were the case, an amount equal to the excess of the cash value over the investment in the Policy would be includible in the policyowner's income at that time.

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

Force Outs

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

         - First, all partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

         - Second, loans taken from or secured by such a Policy and assignments or pledges of any part of its value are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

         - Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

         - is made on or after the date on which the policyowner attains age 59 1/2;

         -        is attributable to the policyowner becoming disabled; or

         - is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts," or "MEC" which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a MEC if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit." The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A Policy that is not a MEC may become a MEC if it is "materially changed." If there is a material change to the Policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during the first seven Policy Years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by Manulife New York to provide a payment schedule that will not violate the seven pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums

If a premium which would cause the Policy to become a MEC is received within 23 days of the next Policy Anniversary, we will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyowner. The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the next anniversary.

If a premium which would cause the Policy to become a MEC is received more than 23 days prior to the next Policy Anniversary, we will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If in connection with the application or issue of the Policy, the policyowner acknowledges that the policy is or will become a MEC, excess premiums that would cause MEC status will be credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by Manulife New York (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, Section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the sum of such average unborrowed Policy cash values and the average adjusted bases for all other assets of the taxpayer.

If the policyowner is an individual, and if the taxpayer is a business and is not the policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

INTEREST ON POLICY LOANS AFTER YEAR 10

Interest credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of the interest charged on the policy loan less than the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. The tax consequences associated with a loan interest credited differential of 0% are unclear. A tax advisor should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credit interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which we consider to be most likely to result in the transaction being treated as a loan under Federal tax law. We will only increase the loan interest 60 days after filing the change with the Superintendent of Insurance of the State of New York.

POLICY EXCHANGES

A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured issued by Manulife New York or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. The receipt of cash or forgiveness of indebtedness is treated as "boot" which is taxable up to the amount of the gain in the policy. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

OTHER TRANSACTIONS

A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax advisor. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the life insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

ALTERNATIVE MINIMUM TAX

Corporate owners may be subject to Alternative Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

         -        the value each year of the life insurance protection provided;

         -        an amount equal to imputed interest on a deemed employer loan;

         -        an amount equal to any employer-paid premiums; or

         - some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manulife New York will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. We may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account we may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, Manulife New York will send the policyowner a statement showing, among other things:

         -        the amount of death benefit;

         - the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

         - the value of the units in each Investment Account to which the Policy Value is allocated;

         - the Policy Debt and any loan interest charged since the last report;

         - the premiums paid and other Policy transactions made during the period since the last report; and

         -        any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

Manulife Financial Securities LLC ("Manulife Financial Securities"), whose principal offices are located at 73 Tremont Street, Boston, Massachusetts 02108, acts as the principal underwriter of, and continuously offers, the Policies pursuant to an Underwriting and Distribution Agreement with Manulife New York. Manulife Financial Securities is an indirect wholly-owned subsidiary of MFC. Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as an insurance agent of Manulife New York. Manulife Financial Securities is a Delaware limited liability company, the managing member of which is Manulife USA. Manulife USA in its capacity as managing member is authorized to act on behalf of Manulife Financial Securities. The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York.


A registered representative will receive commissions not to exceed 99% of premiums in the first year. A registered representative will receive commissions which are normally 2% of all premiums paid from the second to tenth year and 0% thereafter.

RESPONSIBILITIES ASSUMED BY MANULIFE NEW YORK, MANULIFE USA AND MANULIFE FINANCIAL SECURITIES

We have entered into an agreement with Manulife Financial Securities pursuant to which Manulife Financial Securities will pay selling broker dealers commission and expense allowance payments subject to limitations imposed by New York Insurance Law. We will prepare and maintain all books and records required to be prepared and maintained by Manulife Financial Securities with respect to the Policies, and send all confirmations required to be sent by Manulife Financial Securities with respect to the Policies. We will pay Manulife Financial Securities for expenses incurred and services performed under the terms of the agreement in such amounts and at such times as agreed to by the parties.

Manulife USA has entered into a Service Agreement with us pursuant to which Manulife USA or its designee will provide to us all issue, administrative, general services and record keeping functions on our behalf with respect to all of our insurance policies including the Policies.

Finally, we may, from time to time at our sole discretion, enter into one or more reinsurance agreements with other life insurance companies, under which policies issued by us may be automatically reinsured, such that our total amount at risk under a policy would be limited for the life of the insured.

VOTING RIGHTS

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manulife New York is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manulife New York will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by Manulife New York in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable Federal securities laws or regulations change so as to permit Manulife New York to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manulife New York, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manulife New York may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, Manulife New York itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manulife New York reasonably disapproves such changes in accordance with applicable Federal regulations. If Manulife New York does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

Although we believe it to be unlikely, it is possible that in the judgment of our management, one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, we may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and the Superintendent of Insurance of the state of New York may be required.

We also reserve the right to create new separate accounts, combine other separate accounts with the Separate Account, to establish additional sub-accounts within the Separate Account, to combine sub-accounts or to transfer assets in one sub-account to another sub-account, to eliminate existing sub-accounts and stop accepting new allocations and transfers into the corresponding fund, to operate the Separate Account as a management investment company or other form permitted by law, to transfer assets from this Separate Account to another separate account and from another separate account to this Separate Account, and to de-register the Separate Account under the 1940 Act. We would make the change only if permissible under applicable Federal and New York state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of Manulife New York.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided by us.

STATE REGULATIONS

We are subject to the laws of the State of New York governing insurance companies and to the regulation of the New York Insurance Department. Regulation by the New York Insurance Department includes periodic examination of our financial position and operations, including contract liabilities and reserves. Regulation by supervisory agencies includes licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulation of the type and amounts of permitted investments. Our books and accounts are subject to review by the New York Insurance Department and other supervisory agencies at all times, and we file annual statements with these agencies.

LITIGATION

No litigation is pending that would have a material effect upon the Company, the Separate Account, Manulife Financial Securities or the Trust.

FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

For further information you may also contact Manulife New York's Home Office, the address and telephone number of which are on the first page of the prospectus.




FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information.

                             APPENDIX A: DEFINITIONS


ADDITIONAL RATING: is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, our underwriting requirements for the standard Risk Classification.



AGE: on any date is the life insured's age on his or her nearest birthday. If no specific age is mentioned, age means the life insured's age on the Policy Anniversary nearest to the birthday.



ATTAINED AGE: is the age at issue plus the number of whole years that have elapsed since the Policy Date.



BUSINESS DAY: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange on that day.



CASH SURRENDER VALUE: is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.



EFFECTIVE DATE: is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date we receive at least the minimum initial premium at our Service Office. In either case, we will take the first Monthly Deduction on the Effective Date.



FIXED ACCOUNT: is that part of the Policy Value which reflects the value the policyowner has in our general account.



GROSS WITHDRAWAL: is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.



INVESTMENT ACCOUNT: is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.



ISSUE DATE: is the date we issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.



LIFE INSURED: is the person whose life is insured under this Policy.



LOAN ACCOUNT: is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.



MATURITY DATE: is the Policy Anniversary nearest the life insured's Attained Age 100.



MONTHLY NO-LAPSE GUARANTEE PREMIUM: is one-twelfth of the No-Lapse Guarantee Premium.



NET CASH SURRENDER VALUE: is the Cash Surrender Value less the Policy Debt.



NET POLICY VALUE: is the Policy Value less the value in the Loan Account.



NET PREMIUM: is the gross premium paid less the Premium Charge. It is the amount of premium allocated to the Fixed Account and/or
Investment Accounts.



NO-LAPSE GUARANTEE: when the Policy is in the No-Lapse Guarantee Period, as long as the No-Lapse Guarantee Cumulative Premium Test is met, the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.



NO-LAPSE GUARANTEE PERIOD: is set at issue and will vary by issue age, as set forth in the Policy.



NO-LAPSE GUARANTEE PREMIUM: is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. The premium is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:


                  the face amount of insurance changes.

                  There is a decrease in the Face Amount of insurance due to a partial withdrawal.

                  a Supplementary Benefit is added, changed or terminated.

                  the risk classification of the life insured changes.

                  a temporary Additional Rating is added (due to a face amount increase) or terminated.

                  the Death Benefit Option changes.


NO-LAPSE GUARANTEE CUMULATIVE PREMIUM: is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.



NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST: is a test that, if satisfied, during the No-Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the applicable monthly No-Lapse Guarantee Premiums due since the Policy Date.



POLICY DATE: is the date from which charges for the first monthly deduction are calculated and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.



POLICY DEBT: as of any date equals (a) plus (b) plus (c) minus (d), where:



         (a)      is the total amount of loans borrowed as of such date;



         (b) is the total amount of any unpaid loan interest charges which have been borrowed against the Policy on a Policy Anniversary;



         (c) is any interest charges accrued from the last Policy Anniversary to the current date; and



         (d)      is the total amount of loan repayments as of such date.



POLICY VALUE: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.



SERVICE OFFICE MAILING ADDRESS: is P.O. Box 633, Niagara Square Station, Buffalo, New York 14201-0633.



SURRENDER CHARGE PERIOD: is the period following the Issue Date of the Policy or following any increase in Face Amount during which we will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.



WRITTEN REQUEST: is the policyowner's request to us which must be in a form satisfactory to us, signed and dated by the policyowner, and received at our Service Office.

APPENDIX B:  ILLUSTRATIONS



Sample Illustrations of Policy Values, Cash Surrender Values and Death Benefits



The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.



The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Series I shares of the Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect a simple average of those Portfolios' current expenses, which is approximately _____% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of ____%, _____% and _____%.



The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for Federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.



There are two tables shown for a Policy issued to a 55 year old male non-smoker:



- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee



- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.



Current cost of insurance charges are not guaranteed and may be changed.



The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.



Upon request, Manulife New York will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested.



From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, Manulife New York may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.



The Policies have been offered to the public only since approximately September 15, 2002. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.



                    ILLUSTRATIONS TO BE UPDATED BY AMENDMENT

Additional information about the Policy is also contained in the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The SAI is incorporated by reference into this Prospectus. The SAI is available upon request, without charge, by calling the following (888) 267-7784. This toll-free number may also be used to request other information about the Policy and to make contract owner inquiries.

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission ("SEC") at (202) 942-8090. Reports and other information about the Policy are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington D.C. 20549-0102.

                  The Registrant's Investment Company and 1933 Act File Numbers are 811-8329 and 333-88972, respectively.

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B


                                       OF

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Service Office at P.O. Box 633, Niagara Square Station, Buffalo, New York 14201-0633 or telephoning (888) 267-7784.


      The date of this Statement of Additional Information is May 1, 2004.


              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                            Valhalla, New York 10595

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History..............................................
Services
       Independent Auditors..................................................
Principal Underwriters.......................................................
Additional Information About Charges.........................................
Financial Statements.........................................................

GENERAL INFORMATION AND HISTORY

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK ("MANULIFE NEW YORK")

We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

SEPARATE ACCOUNT B


The Company established The Manufacturers Life Insurance Company of New York Separate Account B ("Separate Account") on May 6, 1997, subject to approval by the Superintendent of Insurance of New York. The Separate Account holds assets that are segregated from all of Manulife New York's other assets. The Separate Account is currently used only to support variable life insurance policies.


SERVICES

INDEPENDENT AUDITORS

The independent auditors of the Company are Ernst & Young LLP, located at 2001 Market Street, Philadelphia, PA 19103.


The consolidated financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2003 and 2002, and for each of the three years ended December 31, 2003, and the financial statements of The Manufacturers Life Insurance Company of New York Separate Account B at December 31, 2003 and 2002, and for each of the two years ended December 31, 2003, appearing in the Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


PRINCIPAL UNDERWRITER

Manulife Financial Securities LLC ("Manulife Financial Securities"), whose principal offices are located at 73 Tremont Street, Boston, Massachusetts 02108, acts as the principal underwriter of, and continuously offers, the Policies pursuant to an Underwriting and Distribution Agreement with Manulife New York. Manulife Financial Securities is an indirect wholly-owned subsidiary of MFC. (Prior to January 1, 2002, Manulife Securities Services, LLC ("MSS"), which is also an indirect wholly-owned subsidiary of MFC) served as principal underwriter of the Polices.) Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as an insurance agent of Manulife New York. Manulife Financial Securities is a Delaware limited liability company, the managing member of which is Manulife USA. Manulife USA in its capacity as managing member is authorized to act on behalf of Manulife Financial Securities. The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York.


The aggregate dollar amount of underwriting commissions paid to Manulife Financial Securities in 2003 and 2002 were $293,120,491 and $275,138,774.
Manulife Financial Securities did not retain any of these amounts during such periods.



The aggregate dollar amount of underwriting commissions paid to ManEquity in 2001 was $56,463,871. The aggregate dollar amount of underwriting commissions retained by ManEquity in 2001 was $1,267,599. ManEquity did not retained any of these amounts during such periods.


The Policies will be sold by registered representatives of broker-dealers having distribution agreements with Manulife Financial Securities who are also licensed by the New York State Insurance Department and appointed with Manulife New York. A registered representative will receive commissions not to exceed either 99% of premiums in the first year. A registered representative will receive commissions which are normally 2% of all premiums paid from the second to tenth year and 0% thereafter

ADDITIONAL INFORMATION ABOUT CHARGES

         A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. Manulife New York reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manulife New York believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. Manulife New York may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

FINANCIAL STATEMENTS

                    FINANCIAL DATA TO BE UPDATED BY AMENDMENT

                                     PART C
                                OTHER INFORMATION

                                     PART C
                                OTHER INFORMATION

ITEM 27 EXHIBITS

The following exhibits are filed as part of this Registration Statement:

(a) Resolutions of Board of Directors of First North American Life Assurance Company establishing FNAL Variable Life Account I (now referred to as Separate Account B) are incorporated herein by reference to exhibit A (1) to the Registration Statement on Form S-6 (File No. 333-33351) as filed with the Commission on August 8, 1997 on behalf of FNAL.

(b)      Not applicable.

(c)(1) Underwriting and Distribution Agreement between The Manufacturers Life Insurance Company of New York (Depositor) and Manufacturers Securities Services, LLC (Underwriter) is incorporated by reference to Exhibit
         (b)(3)(a) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(c)(2) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufactures Securities Services, LLC (Underwriter), Selling Broker Dealers, and General Agent is incorporated by reference to Exhibit (b)(3)(b) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(d) Form of Flexible Premium Variable Life Insurance Policy Company is incorporated by reference to Exhibit (A)(5) to pre-effective amendment no. 1 to this Registration Statement on Form S-6, filed May 23, 2002.

(e) Form of Application for a Flexible Premium Variable Life Insurance Policy incorporated by reference to Exhibit A(8)(a) to pre-effective amendment No. 1 to a Registration Statement on Form S-6, file number 333-33351, filed on March 16, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.

(f)(1) Declaration of Intention and Charter of First North American Life Assurance Company is incorporated by reference to Exhibit (b)(6)(i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(f)(2) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company is incorporated by reference to Exhibit (b)(6)(i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(f)(3) Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York is incorporated by reference to Exhibit (b)(6)(i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(f)(4) By-laws of The Manufacturers Life Insurance Company of New York are incorporated by reference to Exhibit (b)(6)(i) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(g) Form of Reinsurance Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (USA) is incorporated by reference to Exhibit A(8)(a) to pre-effective amendment No. 1 to a Registration Statement on Form S-6, file number 333-33351, filed on March 16, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.

(h)      Not Applicable.

(i)(1) Administrative Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York is incorporated by reference to Exhibit (b)(8)(a) to post-effective amendment No. 7 to the Registration Statement on Form N-4, file number 33-46217, filed February 25, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account A.

(i)(2) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company is incorporated by reference to Exhibit A(8)(a) to pre-effective amendment No. 1 to a Registration Statement on Form S-6, file number 333-33351, filed on March 16, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.

(j) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. -Incorporated by reference to
         Exhibit 6 to pre-effective amendment no. 1 to this registration statement filed May 3, 2001 (the "Pre-Effective Amendment").

(k) Opinion and consent of Gretchen H. Swanz, Secretary of The Manufacturers Life Insurance Company of New York - Incorporated by reference to pre-effective amendment no. 1 to this registration statement filed on April, 2001.

(l)      Actuarial Opinion - TO BE FILED BY AMENDMENT

(m)      Calculations for Illustrations - TO BE FILED BY AMENDMENT

(n)      Consent of Ernst & Young LLP - TO BE FILED BY AMENDMENT

(o)      Not Applicable

(p)      Not Applicable

(q)      Not Applicable

POWERS OF ATTORNEY

(i) Powers of Attorney are incorporated by reference to Exhibit A(7) to pre-effective amendment No. 1 to a Registration Statement on Form S-6, file number 333-33351, filed on March 17, 1998 on behalf of The Manufacturers Life Insurance Company of New York Separate Account B.

(ii) Power of Attorney, James O'Malley and Thomas Borshoff - previously filed as Exhibit (b)(14)(b) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

(iii)    Power of Attorney, Bradford J. Race - incorporated by reference to
         Exhibit 7(iii) to post-effective amendment no. #1 this registration statement file on April 29, 2002

(iv) Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca - FILED HEREWITH

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         NAME AND                   POSITION WITH THE MANUFACTURERS LIFE INSURANCE COMPANY
PRINCIPAL BUSINESS ADDRESS                                OF NEW YORK
Alison Alden                                               Director
73 Tremont Street
Boston, MA 02108

Bruce Avedon                                               Director
6601 Hitching Post Lane
Cincinnati, OH 45230

         NAME AND                   POSITION WITH THE MANUFACTURERS LIFE INSURANCE COMPANY
PRINCIPAL BUSINESS ADDRESS                                OF NEW YORK
Alison Alden                                               Director
73 Tremont Street
Boston, MA 02108

Thomas Borshoff                                            Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                             Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                                Director
73 Tremont Street
Boston, MA 02108

Marc Costantini                                            Director
73 Tremont Street
Boston, MA  02108

John D. DesPrez III                                  Director and Chairman
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                                           Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                                  Director and President
73 Tremont Street
Boston, MA 02108

David W. Libbey                                            Treasurer
500 Boylston Street
Boston, MA  02116

Neil M. Merkl, Esq.                                        Director
35-35 161st Street
Flushing, NY 11358

Joseph M. Scott                                            Director
73 Tremont Street
Boston, MA  02108

Bruce Speca                                                Director
73 Tremont Street
Boston, MA  02108

Bradford J. Race Jr                                        Director
136 East 64th Street
New York, NY  10021

Nicole Humblias                    Assistant Vice President and Chief Administrative Officer
73 Tremont Street

         NAME AND                   POSITION WITH THE MANUFACTURERS LIFE INSURANCE COMPANY
PRINCIPAL BUSINESS ADDRESS                                OF NEW YORK
Alison Alden                                               Director
73 Tremont Street
Boston, MA  02108

Boston, MA  02108

Kim Ciccarelli                                        Secretary & Counsel
73 Tremont Street
Boston, MA 02108

John Ostler                                            Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2003

                                                                                       LEGAL      % OF         JURISDICTION OF
                              AFFILIATE                                                 ID       EQUITY         INCORPORATION
--------------------------------------------------------------------------------       -----     ------       -----------------
MANULIFE FINANCIAL CORPORATION                                                            2         100       CANADA
  Jupiter Merger Corporation                                                            209         100       Delaware
  The Manufacturers Life Insurance Company                                                1         100       Canada
     Manulife Bank of Canada                                                             58         100       Canada
     Manulife Financial Services Inc.                                                   199         100       Canada
     Manulife Securities International Ltd.                                              79         100       Canada
     Enterprise Capital Management Inc.                                                              20       Ontario
     Cantay Holdings Inc.                                                                51         100       Ontario
     FNA Financial Inc.                                                                 115         100       Canada
       Elliot & Page Limited                                                            116         100       Ontario
     NAL Resources Limited                                                              117         100       Alberta
     3550435 Canada Inc.                                                                107         100       Canada
       MFC Insurance Company Limited                                                    106         100       Canada
       FCM Holdings Inc.                                                                104         100       Philippines
     Manulife Canada Ltd.                                                               157         100       Canada
     1293319 Ontario Inc.                                                               170         100       Ontario
     3426505 Canada Inc.                                                                161         100       Canada
     Canaccord Holdings Ltd.                                                                      12.82       British Columbia
     Manulife International Capital Corporation Limited                                 135         100       Ontario
       Golf Town Canada Inc.                                                                      43.43       Canada
       Regional Power Inc.                                                              136          80       Canada
                              ADDALAM POWER CORPORATION(1.)                                          50       Philippines
       Avotus Corp.                                                                               10.36       Canada
     First North American Insurance Company                                             111         100       Canada
     JLOC Holding Company                                                                            30       Cayman Islands
     Opportunity Finance Company                                                                     30       Cayman Islands
     Resolute Energy Inc.                                                                         11.62       Alberta
     Seamark Asset Management Ltd.                                                      118       35.01       Canada
     NAL Resources Management Limited                                                   120         100       Canada

                                                                                       LEGAL      % OF         JURISDICTION OF
                              AFFILIATE                                                 ID       EQUITY         INCORPORATION
--------------------------------------------------------------------------------       -----     ------       -----------------
       1050906 Alberta Ltd.                                                             127         100       Alberta
     PK Liquidating Company II, LLC                                                                  18       Delaware
     PK Liquidating Company I, LLC                                                                18.66       Delaware
     Micro Optics Design Corporation                                                              17.69       Nevada
     Innova LifeSciences Corporation                                                               15.6       Ontario
     2015401 Ontario Inc.                                                               140         100       Ontario
     2015500 Ontario Inc.                                                               154         100       Ontario
     MFC Global Investment Management (U.S.A.) Limited                                  156         100       Canada
     Cavalier Cable, Inc.(2)                                                                         78       Delaware
     2024385 Ontario Inc.                                                               153         100       Ontario
     NALC Holdings Inc.(3)                                                              103          50       Ontario
     Manulife Holdings (Alberta) Limited                                                201         100       Alberta
       Manulife Holdings (Delaware) LLC                                                 205         100       Delaware
         The Manufacturers Investment Corporation                                        87         100       Michigan
           Manulife Reinsurance Limited                                                  67         100       Bermuda
             Manulife Reinsurance (Bermuda) Limited                                     203         100       Bermuda
           The Manufacturers Life Insurance Company (U.S.A.)                             19         100       Michigan
             ManuLife Service Corporation                                                 7         100       Colorado
             Manulife Financial Securities LLC                                            5         100       Delaware
             Manufacturers Securities Services, LLC(4.)                                  97          60       Delaware
             The Manufacturers Life Insurance Company of New York                        94         100       New York
             The Manufacturers Life Insurance Company of America                         17         100       Michigan
             Aegis Analytic Corporation                                                           15.41       Delaware
             Manulife Property Management of Washington, D.C., Inc.                                 100       Wash., D.C.
             ESLS Investment Limited, LLC                                                            25       Ohio
             Polymerix Corporation                                                                 11.4       Delaware
             Ennal, Inc.                                                                124         100       Delaware
             Avon Long Term Care Leaders LLC                                            158         100       Delaware
             TissueInformatics Inc.                                                               14.71       Delaware
             Ironside Venture Partners I LLC                                            196         100       Delaware
                NewRiver Investor Communications Inc.                                             11.29       Delaware
             Ironside Venture Partners II LLC                                           197         100       Delaware
             Flex Holding, LLC                                                                     27.7       Delaware
                Flex Leasing I, LLC                                                               99.99       Delaware
             Manulife Leasing Co., LLC                                                  150          80       Delaware
             Dover Leasing Investments, LLC                                                          99       Delaware
             MCC Asset Management, Inc.                                                 186         100       Delaware
     MFC Global Fund Management (Europe) Limited                                         64         100       England
       MFC Global Investment Management (Europe) Limited                                            100       England
     WT (SW) Properties Ltd.                                                             82         100       England
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                               138         100       Germany
     Manulife International Holdings Limited                                            152         100       Bermuda
       Manulife Provident Funds Trust Company Limited                                   163         100       Hong Kong
       Manulife Asset Management (Asia) Limited                                          78         100       Barbados
         P.T. Manulife Aset Manajemen Indonesia                                         141          85       Indonesia
         Manulife Asset Management (Hong Kong) Limited                                              100       Hong Kong
       Manulife (International) Limited                                                  28         100       Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                                       43          51       China
         The Manufacturers (Pacific Asia) Insurance Company Limited                      61         100       Hong Kong
                              MANULIFE CONSULTANTS LIMITED                                          100       Hong Kong
                              MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                              100       Hong Kong
         Manulife Financial Management Limited                                                      100       Hong Kong
         Manulife Financial Group Limited                                                           100       Hong Kong
         Manulife Financial Investment Limited                                                      100       Hong Kong
     Manulife (Vietnam) Limited                                                         188         100       Vietnam

                                                                                       LEGAL      % OF         JURISDICTION OF
                              AFFILIATE                                                 ID       EQUITY         INCORPORATION
--------------------------------------------------------------------------------       -----     ------       -----------------
     The Manufacturers Life Insurance Co. (Phils.), Inc.                                164         100       Philippines
       FCM Plans, Inc.                                                                  155         100       Philippines
       Manulife Financial Plans, Inc.                                                   187         100       Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                               42          71       Indonesia
       P.T. Buanadaya Sarana Informatika                                                            100       Indonesia
                         P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                           75         100       Indonesia
                         P.T. ZURICH LIFE INSURANCE COMPANY                                         100       Indonesia
                         P.T. ING LIFE INSURANCE INDONESIA                                          100       Indonesia
     Manulife (Singapore) Pte. Ltd.                                                      14         100       Singapore
     Manulife Holdings (Bermuda) Limited                                                147         100       Bermuda
         Manulife Management Services Ltd.                                              191         100       Barbados
         Manufacturers P&C Limited                                                       36         100       Barbados
                              MANUFACTURERS LIFE REINSURANCE LIMITED                     49         100       Barbados
     Manulife European Holdings 2003 (Alberta) Limited                                  202         100       Alberta
       Manulife European Investments (Alberta) Limited                                  204         100       Alberta
         Manulife Hungary Holdings Limited(5.)                                          149          99       Hungary
     MLI Resources Inc.                                                                 193         100       Alberta
       Manulife Life Insurance Company(6)                                               180          35       Japan
       Manulife Century Investments (Bermuda) Limited                                   172         100       Bermuda
         Manulife Century Investments (Luxembourg) S.A.                                 173         100       Luxembourg
           Manulife Century Investments (Netherlands) B.V.                              174         100       Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                               175         100       Bermuda
             Manulife Century Holdings (Netherlands) B.V.                               195         100       Netherlands
                Kyoritsu Confirm Co., Ltd.(7)                                           179        90.9       Japan
                Manulife Premium Collection Co., Ltd.(8)                                178          57       Japan
                Y.K. Manulife Properties Japan                                          142         100       Japan
     Manulife Holdings (Hong Kong) Limited                                               15         100       Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                        74         100       Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                      53         100       Hong Kong
     Manulife Data Services Inc.                                                         81         100       Barbados

(1.) Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers
     Life Insurance Company of New York.

(5.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(6) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(7) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(8) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 30. INDENIFICATION

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this

Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITER

a.       Name of Investment Company                     Capacity In Which Acting

         Set forth below is information concerning other investment companies for which Manulife Financial Securities LLC, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

         The Manufacturers Life Insurance                Principal Underwriter
         Company (U.S.A.)
         Separate Account H

         The Manufacturers Life Insurance                Principal Underwriter
         Company (U.S.A.)
         Separate Account I

         The Manufacturers Life Insurance                Principal Underwriter
         Company (U.S.A.)
         Separate Account J

         The Manufacturers Life Insurance                Principal Underwriter
         Company (U.S.A.)
         Separate Account K

         The Manufacturers Life Insurance                Principal Underwriter
         Company (U.S.A.)
         Separate Account M

         The Manufacturers Life Insurance                Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance                Principal Underwriter
         Company of New York Separate
         Account B

     b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities, LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

ITEM 33. MANAGEMENT SERVICES

None

ITEM 34. FEE REPRESENTATION

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  EXHIBIT INDEX

        Power of Attorney, Alison Alden, Marc Costantini and Bruce Speca

________________________

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 26th day of February, 2004.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

(Registrant)

By: THE MANUFACTURERS LIFE
INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/James D. Gallagher
    ---------------------
    James D. Gallagher
    President

Attest

/s/Kim Ciccarelli
-----------------
Kim Ciccarelli
Secretary

Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 26th day of February, 2004 in the City of Boston, and Commonwealth of Massachusetts.

THE MANUFACTURERS LIFE
INSURANCE  COMPANY OF NEW YORK
(Depositor)

By: /s/James D. Gallagher
    ---------------------
    James D. Gallagher
    President

Attest

/s/Kim Ciccarelli
-----------------
Kim Ciccarelli
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 26th day of February, 2004.

             SIGNATURE                                                    TITLE
/s/James D. Gallagher                           Director and President
------------------------------------            (Principal Executive Officer)
James D. Gallagher

*___________________________________            Director and Chairman
John D. DesPrez, III

*___________________________________            Director
Alison Alden

*___________________________________            Director
Marc Costantini

*___________________________________            Director
Ruth Ann Fleming

*___________________________________            Director
Neil M. Merkl

*___________________________________            Director
Thomas Borshoff

*___________________________________            Director
Bradford J. Race Jr.

*___________________________________            Director
Bruce Robert Speca

*___________________________________            Director
James R. Boyle

*___________________________________            Director
Bruce Avedon

*___________________________________            Director
James P. O'Malley

*___________________________________            Director
Joseph M. Scott

*___________________________________            Director
Robert Cook

                                                Treasurer (Principal Financial and Accounting Officer)
/s/David W. Libbey
------------------
David W. Libbey

*By: /s/David W. Libbey
     -------------------------------
     David W. Libbey
     Attorney-in-Fact Pursuant
     to Powers of Attorney